Schedule of Stock-based Compensation Expense in Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Total stock-based compensation expense	$ 685	$ 248	$ 2,419	$ 989	$ 2,245	$ 1,150
Research and Development Expense [Member]
Total stock-based compensation expense	34	27	409	83	577	153
General and Administrative Expense [Member]
Total stock-based compensation expense	651	221	2,010	621	1,383	997
Restructuring And Other Costs [Member]
Total stock-based compensation expense				$ 285	$ 285